SIT MUTUAL FUNDS

STOCK FUNDS PROSPECTUS



NOVEMBER 1, 2001



MID CAP GROWTH FUND

SMALL CAP GROWTH FUND








THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS



INTRODUCTION                                                                   1

FUND SUMMARIES
     Investment Objectives and Principal Investment Strategies
         MID CAP GROWTH FUND                                                   2
         SMALL CAP GROWTH FUND                                                 3
     Principal Investment Risks                                                4
     Performance
         MID CAP GROWTH FUND                                                   5
         SMALL CAP GROWTH FUND                                                 6
     Fees and Expenses                                                         7

FUND MANAGEMENT
     Investment Adviser                                                        9
     Portfolio Management                                                      9
     Distributor                                                              10
     Custodian and Transfer Agent                                             10

SHAREHOLDER INFORMATION
     Share Price                                                              11
     When Orders are Effective                                                11
     Investing Through a Third Party                                          12
     Other Account Policies                                                   12
     Purchasing Shares                                                        13
     Selling Shares                                                           14
     General Rules for Purchasing & Selling Shares                            15
     Dividends and Distributions                                              16
     Retirement and other Tax-Deferred Accounts                               17
     Taxes                                                                    17
     Mailing of Regulatory Documents                                          18
     Privacy Policy                                                           18

ADDITIONAL INFORMATION
     Other Securities, Investment Practices, and Policies                     19
     Financial Highlights
         MID CAP GROWTH FUND                                                  21
         SMALL CAP GROWTH FUND                                                22
     For More Information                                             back cover

FUND SUMMARIES



INTRODUCTION



SIT MUTUAL FUNDS ARE A FAMILY OF NO-LOAD MUTUAL FUNDS OFFERING A SELECTION OF FUNDS TO INVESTORS. EACH FUND HAS A DISTINCTIVE INVESTMENT OBJECTIVE AND RISK/REWARD PROFILE.

This Prospectus describes two of the seven stock funds that are a part of the Sit Mutual Fund family. The descriptions on the following pages may help you choose the Fund or Funds that best fit your investment goals. Keep in mind, however, that no Fund can guarantee it will meet its investment objective, and no Fund should be relied upon as a complete investment program.

The Fund Summaries section describes the principal strategies used by the Funds in trying to achieve their objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the Funds.

FUND SUMMARIES



MID CAP GROWTH FUND


INVESTMENT OBJECTIVE

The Fund seeks to maximize long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing at least 80% of its net assets in the common stocks of companies with capitalizations of $2 billion to $15 billion at the time of purchase.

The Adviser invests in domestic growth-oriented medium to small companies it believes exhibit the potential for superior growth. The Adviser believes that a company's earnings growth is the primary determinant of its potential long-term return and evaluates a company's potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser's evaluation of a company, including:

>    unique product or service,

>    growing product demand,

>    dominant and growing market share,

>    management experience and capabilities, and

>    strong financial condition.

When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company's fundamentals and anticipated earnings.


RISKS

You could lose money by investing in the Fund. The principal risks of investing in the Fund are Stock Market Risk, Management Risk and Smaller Company Risk. See page 4 for a discussion of these risks.



[LOGO]
THE FUND INVESTS IN COMPANIES HAVING A MARKET CAPITALIZATION OF $2 BILLION TO $15 BILLION.

FUND SUMMARIES



SMALL CAP GROWTH FUND


INVESTMENT OBJECTIVE

The Fund seeks to maximize long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing at least 80% of its net assets in common stocks of companies with capitalizations of $2.5 billion or less at the time of purchase.

The Adviser invests in domestic growth-oriented small companies it believes exhibit the potential for superior growth. The Adviser believes that a company's earnings growth is the primary determinant of its potential long-term return and evaluates a company's potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser's evaluation of a company, including:

>    unique product or service,

>    growing product demand,

>    dominant and growing market share,

>    management experience and capabilities, and

>    strong financial condition.

When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company's fundamentals and anticipated earnings.


RISKS

You could lose money by investing in the Fund. The principal risks of investing in the Fund are Stock Market Risk, Management Risk, Smaller Company Risk and Liquidity Risk. See page 4 for a discussion of these risks.



[LOGO]
THE FUND INVESTS IN COMPANIES HAVING A MARKET CAPITALIZATION OF $2.5 BILLION OR LESS.

FUND SUMMARIES



PRINCIPAL INVESTMENT RISKS


All investments carry some degree of risk which will affect the value of a Fund's investments, investment performance, and price of its shares. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

The principal risks of investing in the Funds include:


RISKS THAT APPLY TO BOTH FUNDS

> Stock Market Risk: The value of the stocks in which a Fund invests may go up or down in response to the activities of individual companies, the stock market and general eco nomic conditions. Stock prices may decline over short or extended periods.

> Management Risk: A strategy used by the investment management team may not produce the intended results.

> Smaller Company Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of change in their earnings and prospects.


RISK THAT APPLIES PRIMARILY TO THE SMALL CAP GROWTH FUND

> Liquidity Risk: Certain securities may be difficult to sell at the time and price that the Adviser would like to sell. The Adviser may have to lower the selling price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund performance. During unusual market conditions, unusually high volume of redemption requests or other reasons, the Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus.

FUND SUMMARIES



PERFORMANCE


The following information illustrates how each Fund's performance has varied over time, which is one indication of the risks of investing in a Fund. A Fund's past performance does not necessarily indicate how it will perform in the future. Each bar chart depicts the change in a Fund's performance from year to year. Each table depicts a Fund's average annual total returns for the periods indicated. Both the charts and the tables assume that all distributions have been reinvested.


MID CAP GROWTH FUND


               TOTAL RETURN FOR THE CALENDAR YEARS ENDED 12/31(1)

                                   [BAR CHART]

65.50%  -2.14%  8.55%  -0.47%  33.64%  21.87%  17.70%  6.84%  70.65%   -4.35%
-------------------------------------------------------------------------------
 1991    1992   1993    1994    1995    1996    1997   1998    1999     2000

(1)  The Fund's year-to-date return as of 9/30/01 (not annualized) was -46.60%.

     Best Quarter: 45.95% (4th Q 1999)   Worst Quarter: -23.00% (4th Q 2000)



AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/00

                                      1-Year         5-Years           10-Years
-------------------------------------------------------------------------------
MID CAP GROWTH FUND                   -4.35%          20.13%             19.32%

S&P MidCap 400 Index(1)               17.50%          20.42%             19.86%

Russell MidCap Growth Index(2)       -11.75%          17.77%             18.10%

(1) An unmanaged index which measures the performance of 400 widely held common stocks of mid cap companies.

(2) An unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

FUND SUMMARIES



SMALL CAP GROWTH FUND


               TOTAL RETURN FOR THE CALENDAR YEARS ENDED 12/31(1)

                                   [BAR CHART]

 52.16%    14.97%    7.63%    1.97%   108.63%   6.25%
---------------------------------------------------------
  1995      1996     1997     1998      1999    2000

(1)  The Fund's year-to-date return as of 9/30/01 (not annualized) was -38.74%.

     Best Quarter: 64.59% (4th Q 1999)   Worst Quarter: -19.70 (4th Q 2000)



AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/00

                                                                Since Inception
                                     1-Year         5-years            (7/1/94)
-------------------------------------------------------------------------------
SMALL CAP GROWTH FUND                 6.25%          22.84%              27.05%

Russell 2000 Index(1)                -3.02%          10.31%              12.84%

Russell 2000 Growth Index(2)        -22.43%           7.14%              12.84%

(1) An unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index (an index of the 3,000 largest U.S. companies based on total market capitalization).

(2) An unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

FUND SUMMARIES



FEES AND EXPENSES


This table shows fees and expenses that you may pay if you buy and hold shares of the Funds. All Sit Mutual Funds are no-load investments, so you will NOT pay any share holder fees such as sales loads, redemption fees or exchange fees when you buy or sell shares of the Funds. However, when you hold shares of a Fund you indirectly pay a portion of the Fund's operating expenses. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (fees paid directly from your investment)               None
-----------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------

                           Management  Distribution     Other    Total Annual
                                 Fees  (12b-1) Fees  Expenses  Fund Operating
                                                                     Expenses

Mid Cap Growth                  1.25%(1)       None      None           1.25%(1)

Small Cap Growth                1.50%          None      None           1.50%
-----------------------------------------------------------------------------

(1) Management fees do NOT reflect the Adviser's waiver of fees. Actual expenses are LOWER than those shown in the table because of voluntary fee waivers by the Adviser. As a result of the fee waivers, actual management fees paid by the Mid Cap Growth Fund was 1.06% of the Fund's average daily net assets at June 30, 2001. Effective January 1, 2001, the Adviser agreed to voluntarily waive the management fees of the Mid Cap Growth Fund so that actual management fees paid by the Fund will be 1.15% of the Fund's average daily net assets. After December 31, 2002, this fee waiver may be terminated at any time by the Adviser.

FUND SUMMARIES



EXAMPLE

This example is intended to help you compare the cost of investing in each Fund (before the fee waiver) with the cost of investing in other mutual funds. It assumes that you invest $10,000 in a Fund for the time periods indicated (with reinvestment of all dividends and distributions), that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                   1-Year      3-Years      5-Years     10-Years
--------------------------------------------------------------------------------
Mid Cap Growth                       $128         $399         $690       $1,518

Small Cap Growth                     $154         $477         $824       $1,801

FUND MANAGEMENT



INVESTMENT ADVISER


Sit Investment Associates, Inc. (the "Adviser"), 90 South Seventh Street, Suite 4600, Minneapolis, Minnesota 55402, is the Funds' investment adviser. The Adviser was founded in 1981 and provides investment management services for both public and private clients. As of September 30, 2001, the Adviser and its affiliates had approximately $7.1 billion in assets under management, including approximately $1.6 billion for the 12 Sit Mutual Funds.

Under Investment Management Agreements between each Fund and the Adviser (the "Agree ments"), the Adviser manages each Fund's business and investment activities, subject to the authority of the board of directors. The Agreements require the Adviser to bear each Fund's expenses except interest, brokerage commissions and transaction charges and certain extra ordinary expenses. Each Fund pays the Adviser a monthly fee for its services. During their most recent fiscal year, after taking into account voluntary fee waivers, the Funds paid the following advisory fees to the Adviser:

                                                       ADVISORY FEE AS A % OF
FUND                                                 AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------------------
Mid Cap Growth Fund                                                     1.06%(1)

Small Cap Growth Fund                                                   1.50%
-----------------------------------------------------------------------------

(1) Net of voluntary fee waiver. The contractual fee (without waivers) for the Mid Cap Growth Fund is 1.25% per year of the Fund's average daily net assets. After December 31, 2002, this fee waiver may be terminated at any time by the Adviser.


PORTFOLIO MANAGEMENT


The Funds' investment decisions are made by a team. Eugene C. Sit is the Adviser's Chief Investment Officer and oversees the investment decisions for the Funds. Peter L. Mitchelson is the Adviser's President and Chief Strategist. Roger J. Sit is the Adviser's Executive Vice President - Research and Investment Management. Mr. Eugene C. Sit and Mr. Mitchelson have been with the Adviser and each of the Funds since their inception. Mr. Roger Sit joined the Adviser in early 1998 with 9 years of investment management experience.

FUND MANAGEMENT



DISTRIBUTOR


SIA Securities Corp. (the "Distributor"), an affiliate of the Adviser, is the distributor for the Funds. The Distributor markets the Funds' shares only to certain institutional and individual investors and all other sales of the Funds' shares are made by each Fund.

The Distributor or the Adviser may enter into agreements under which various financial institutions and brokerage firms provide administrative services for customers who are beneficial owners of shares of the Funds. The Distributor or Adviser may compensate these firms for the services provided, with compen sation based on the aggregate assets of customers that are invested in the Funds.



CUSTODIAN AND TRANSFER AGENT


The Northern Trust Company, located at 50 South LaSalle Street, Chicago, IL 60675, is the Custodian for the Funds.

PFPC Inc., located at 4400 Computer Drive, Westboro, MA 01581, is the Transfer Agent for the Funds.



[LOGO]
THE CUSTODIAN HOLDS THE FUNDS' SECURITIES AND CASH, RECEIVES AND PAYS FOR SECURITIES PURCHASED, DELIVERS AGAINST PAYMENT FOR SECURITIES SOLD, RECEIVES AND COLLECTS INCOME FROM INVESTMENTS AND PERFORMS OTHER ADMINISTRATIVE DUTIES.

[LOGO]
THE TRANSFER AGENT PROCESSES PURCHASE ORDERS, REDEMPTION ORDERS AND HANDLES ALL RELATED SHAREHOLDER ACCOUNTING SERVICES.

SHAREHOLDER INFORMATION



SHARE PRICE


Your price for purchasing, selling, or exchanging shares is based on the Fund's net asset value ("NAV") per share, which is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 3:00 p.m. Central time) every day the exchange is open. The NAV per share of the Funds will fluctuate.

NAV is based on the market value of the securities in a Fund's portfolio. When market value prices are not readily available, fair value is determined in good faith by the Adviser using methods approved by the board of directors. Short-term debt securities maturing in less than 60 days are valued at amortized cost. The amortized cost method of valuation initially values a security at its purchase cost, then consis tently adjusts the cost value by amortizing/accreting any discount or premium paid until the security's maturity without regard to fluctuating interest rates.



WHEN ORDERS ARE EFFECTIVE


Purchase, exchange, and sale orders are received and may be accepted by Sit Mutual Funds only on days the NYSE is open. PURCHASE, EXCHANGE, AND SALE ORDERS RECEIVED PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 3:00 P.M. CENTRAL TIME) ARE PROCESSED AT THE NET ASSET VALUE PER SHARE CALCULATED FOR THAT BUSINESS DAY, EXCEPT PURCHASES MADE TO AN EXISTING ACCOUNT VIA AUTOMATED CLEARING HOUSE, "ACH," ELECTRONIC TRANSFER OF FUNDS. ACH PURCHASES ARE INVESTED AT THE NET ASSET VALUE PER SHARE ON THE NEXT BUSINESS DAY AFTER YOUR TELEPHONE CALL TO THE FUNDS IF YOU CALL THE FUNDS PRIOR TO THE CLOSE OF THE NYSE. Your bank account will be debited within 1 to 2 business days.

IF YOUR PURCHASE, EXCHANGE, OR SALE ORDER IS RECEIVED AFTER THE CLOSE OF THE NYSE, THE PURCHASE, EXCHANGE OR SALE WILL BE MADE AT THE NET ASSET VALUE CALCULATED ON THE NEXT DAY THE NYSE IS OPEN.



[LOGO]
A FUND'S SHARE PRICE OR NAV IS DETERMINED BY ADDING THE TOTAL VALUE OF A FUND'S INVESTMENTS AND OTHER ASSETS (INCLUDING ACCRUED INCOME), SUBTRACTING ITS LIABILITIES, AND THEN DIVIDING THAT FIGURE BY THE NUMBER OF OUTSTANDING SHARES OF THE FUND.

SHAREHOLDER INFORMATION



INVESTING THROUGH A THIRD PARTY


There is no charge to invest, exchange, or sell shares when you make transactions directly through Sit Mutual Funds.

Certain Funds may be available for purchase through a third party financial institution. If you invest in the Funds through a third party, rather than directly with Sit Mutual Funds, the fees and policies may be different than described in this Prospectus. Banks, brokers, 401(k) plans, financial advisors, and financial supermarkets may charge commissions and transaction fees and may set different minimum investments or limitations on purchasing or selling shares. Consult a representative of your plan or financial institution if you are unsure of their fees and policies.



OTHER ACCOUNT POLICIES


PURCHASE RESTRICTIONS

The Funds may reject or restrict any purchase or exchange order at any time, when, in the judgment of management, it is in the best interests of the Funds. For example, it may be in the best interests of the Funds to reject purchase and exchange orders that are short-term or to restrict excessive trading into and out of the Funds since such orders may harm performance by disrupting portfolio management strategies and increasing expenses.

ACCOUNTS WITH LOW BALANCES

If your account balance in a Fund falls below $5,000 as a result of selling or exchanging shares, the Fund has the right to redeem your shares and send you the proceeds. Before redeeming your account, the Fund will mail you a notice of its intention to redeem, which will give you an opportunity to make an additional investment. If you do not increase the value of your account to at least $5,000 within 30 days of the date the notice was mailed, the Fund may redeem your account.

SHAREHOLDER INFORMATION


PURCHASING SHARES

         TO OPEN AN ACCOUNT                       TO ADD TO AN ACCOUNT
-------------------------------------     --------------------------------------
BY MAIL
-------
Mail a completed account application      Mail a completed investment slip for a
and your check payable to:                particular fund (which you received in
                                          your account statement) or a letter of
          Sit Mutual Funds                instruction, with a check payable to:
          P.O. Box 5166
          Westboro, MA 01581-5166              Sit Mutual Funds
                                               P.O. Box 5166
Third party checks or starter checks           Westboro, MA  01581-5166
are not accepted for initial
purchases.                                A letter of instruction must include
                                          your account number, the name(s) of
Please be sure to complete the entire     the registered owner(s) and the
application, including the selection      Fund(s) that you want to purchase.
of which Fund(s) you want to purchase.
                                          Starter checks are not accepted for
                                          additional purchases.
-------------------------------------     --------------------------------------
BY TELEPHONE
------------
Fax a completed account application to    PAYMENT BY WIRE. Instruct your bank to
Sit Mutual Funds at 612-342-2111, and     wire your investment to the Sit Mutual
then call us at 1-800-332-5580 or         Funds using the wire instructions on
612-334-5888 for a new account number     the back of the prospectus. Call us at
and bank wiring instructions.             1-800-332-5580 or 612-334-5888 and
                                          notify us of the wire.
Instruct your bank to wire your
investment to us using the wire           PAYMENT BY ACH. Call us at
instructions we have given you. Your      1-800-332-5580 or 612-334-5888 to
bank may charge a wire fee. Mail the      request that a purchase be made
original signed account application       electronically from your bank account.
to:                                       The purchase will be effective on the
                                          next business day following your
     Sit Mutual Funds                     telephone request made prior to the
     P.O. Box 5166                        close of the NYSE.
     Westboro, MA 01581-5166
                                          Before using the ACH feature, you must
NOTE FOR IRA ACCOUNTS: An IRA account     set up the ACH option on your initial
cannot be opened over the telephone.      account application or a Change of
                                          Account Options Form.
-------------------------------------     --------------------------------------
AUTOMATICALLY
-------------
You cannot make an initial purchase       You may set up an Automatic Investment
automatically.                            Plan on your initial account
                                          application or on a Change of Account
                                          Options Form. The Plan will invest in
                                          the selected Fund electronically from
                                          your bank account (via ACH) on any day
                                          the Funds are open - either monthly,
                                          quarterly or annually.
-------------------------------------     --------------------------------------

Please see page 15 for additional general rules for purchasing and selling shares.

SHAREHOLDER INFORMATION


SELLING SHARES

         TO EXCHANGE SHARES                          TO SELL SHARES
-------------------------------------     --------------------------------------
BY MAIL
-------
You may sell shares of one Sit Fund       Mail a written request that includes:
and purchase shares of another Sit
Fund by mailing a letter of               *    Account number,
instruction signed by all registered      *    Names and signatures of all
owners of the account to:                      registered owners exactly as they
                                               appear on the account,
     Sit Mutual Funds                     *    Name of Fund and number of shares
     P.O. Box 5166                             or dollar amount you want to
     Westboro, MA 01581-5166                   sell.
                                          *    Medallion signature guarantee(s)
A letter of instruction must include           if you have requested that the
your account number, the name(s) and           proceeds from the sale be:
the number of shares or dollar amount               *    paid to anyone other
of the Fund(s) you want to sell and                      than the registered
the name(s) of the Fund(s) you want to                   account owners,
purchase.                                           *    paid by check and
                                                         mailed to an address
                                                         other than the
                                                         registered address, or
                                                    *    sent via bank wire
                                                         (currently an $8 fee)
                                                         to a bank different
                                                         than the bank
                                                         authorized by you on
                                                         your account
                                                         application.
                                          *    Supporting legal documents, if
                                               required (see "General Rules" on
                                               following page)
                                          *    Method of payment (check, wire
                                               transfer, or ACH, see "General
                                               Rules" on following page)

                                          NOTE FOR IRA ACCOUNTS: Mail a signed
                                          IRA Distribution Form to Sit Mutual
                                          Funds.
-------------------------------------     --------------------------------------
BY TELEPHONE
------------
You may sell shares of one Sit Fund       Call us at 1-800-332-5580 or
and purchase shares of another Sit        612-334-5888 and request a sale of
Fund by calling us at 1-800-332-5580      shares.
or 612-334-5888. If you call after
business hours, you will need your        Before selling shares by telephone,
Personal Identification Number to use     you must set up the option on your
the automatic telephone system.           initial account application or a
                                          Change of Account Options Form.
                                          Proceeds from the sale will be sent as
                                          directed on your application by check,
                                          bank wire or ACH. The Funds' bank
                                          charges a wire fee to send the
                                          proceeds via bank wire (currently $8).

                                          NOTE FOR IRA ACCOUNTS: A sale of
                                          shares from an IRA account cannot be
                                          made over the telephone. Mail a
                                          completed IRA Distribution Form to Sit
                                          Mutual Funds.
-------------------------------------     --------------------------------------
AUTOMATICALLY
-------------
You may set up an Automatic Exchange      Shares may be sold through the
Plan on your initial account              Automatic Withdrawal Plan (minimum
application or on a Change of Account     $100) if the Special Services section
Options Form. The Plan will sell          of the initial account application is
shares of one Sit Fund and invest in      complete.
another Sit Fund automatically on any
day the Funds are open - either           You may add this option by completing
monthly, quarterly or annually.           a Change of Account Options Form, and
                                          this option will begin within 10 days
                                          of the Funds' receipt of the form.

                                          Proceeds from the sale will be sent as
                                          directed on your account application,
                                          by check or ACH.
-------------------------------------     --------------------------------------

Please see page 15 for additional general rules for purchasing and selling shares.

SHAREHOLDER INFORMATION



                  GENERAL RULES FOR PURCHASING & SELLING SHARES

         PURCHASING SHARES                           EXCHANGING SHARES
-------------------------------------     --------------------------------------

Shares may be purchased on any day the    You may sell shares of one or more Sit
NYSE is open with a minimum initial       Funds and use the proceeds to buy
investment of $5,000 per Fund.            shares of another Sit Fund at no cost.

IRA accounts (regular, Roth and SEP)      Before making an exchange, please read
require a minimum initial investment      the prospectus and consider the
of $2,000 per Fund.                       investment objective of the Fund you
                                          are purchasing.
Additional investments in any account
must be at least $100.                    An exchange of shares is a sale for
                                          federal income tax purposes and you
                                          may have a taxable capital gain or
                                          loss.
-------------------------------------     --------------------------------------


          SELLING SHARES                          RECEIPT OF SALE PROCEEDS
-------------------------------------     --------------------------------------
Your sale proceeds will be paid as        You may receive proceeds from the
soon as possible, generally not later     sales of your shares in one of three
than 7 business days after the Funds'     ways:
receipt of your request to sell.
However, if you purchased shares with     (1) By Mail
nonguaranteed funds, such as a            Your check will generally be mailed to
personal check, and you sell shares,      the address of record within 7
your sale proceeds payment will be        business days after receipt of your
delayed until your check clears, which    request.
may take 15 days.
                                          (2) By Wire
OTHER DOCUMENTS: Under certain            Your bank account will generally be
circumstances, sales of shares may        credited within 1 to 2 business days
require additional legal                  after receipt of your request. The
documentation, such as sales by           Funds' bank charges a wire fee
estates, trusts, guardianships,           (currently $8) which will be deducted
custodianships, corporations, pension     from the balances of your account or
and profit sharing plans and other        from the amount being wired if your
organizations.                            account has been completely redeemed.
                                          The recipient bank may also charge a
MEDALLION SIGNATURE GUARANTEE: A          wire fee.
medallion signature guarantee assures
that a signature is genuine and           (3) By ACH
protects shareholders from                Your bank account will generally be
unauthorized account transactions. A      credited within 1 to 2 business days
medallion signature guarantee may be      after receipt of your request.
obtained from a bank, brokerage firm,     Proceeds from the sale of shares from
or other financial institution that is    an IRA account cannot be paid using
participating in a medallion program      ACH.
recognized by the Securities Transfer
Association. A notary public stamp
cannot be substituted for a medallion
signature guarantee.
-------------------------------------     --------------------------------------

SHAREHOLDER INFORMATION



DIVIDENDS AND DISTRIBUTIONS


The Balanced Fund distributes quarterly dividends from its net investment income. Each of the other Funds distributes an annual dividend from its net investment income. Net investment income includes dividends on stocks and interest earned on bonds or other debt securities less operating expenses.

Capital gains, if any, are distributed at least once a year by each Fund. A capital gain occurs if a Fund sells portfolio securities for more than its cost.

If you buy Fund shares just before a distribution, in effect, you "buy the distribution." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions are automatically reinvested in additional shares of the Fund paying the distribution at the net asset value per share on the distribution date. However, you may request that distributions be automatically reinvested in another Sit Mutual Fund, or paid in cash. These requests may be made on the application, Change of Account Options form, or by written notice to Sit Mutual Funds. You will receive a quarterly statement reflecting the dividend payment and, if applicable, the reinvestment of dividends. If cash payment is requested, an ACH transfer will be initiated, or a check normally will be mailed within five business days after the payable date. If the check cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will automatically be reinvested in Fund shares. No interest will accrue on uncashed distribution, dividend, or sales proceeds checks.

SHAREHOLDER INFORMATION



RETIREMENT AND OTHER TAX-DEFERRED ACCOUNTS


Taxes on current income can be deferred by investing in Individual Retirement Accounts (IRAs), 401(k), pension, profit sharing, 403(b)(7), employee benefit, deferred compensation and other qualified retirement plans.

The Funds are available for your tax-deferred retirement plan with a $2,000 minimum investment per Fund and subsequent contributions of at least $100. Such retirement plans must have a qualified plan sponsor or trustee. Tax-deferred retirement plans include 401(k), profit sharing, and money purchase plans as well as IRA, Roth IRA, SEP-IRA, and certain 403(b)(7) plans. You should contact the Adviser for specific plan documentation.

The federal tax laws governing these tax-deferred plans must be complied with to avoid adverse tax consequences. You should consult your tax adviser before investing.



TAXES


Some of the tax consequences of investing in the Funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


TAXES ON DISTRIBUTIONS

Each Fund pays its shareholders distributions from its net investment income and any net capital gains that it has realized. For most investors, these distributions will be taxable, whether paid in cash or reinvested (unless your investment is in an IRA or other tax-advantaged account).

Distributions paid from a Fund's net investment income and short-term capital gains, if any, are taxable as ordinary income. Distributions paid from a Fund's long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long you have held your shares.


TAXES ON TRANSACTIONS

The sale or exchange of your shares in a Fund is a taxable transaction, and you may incur a capital gain or loss on the transaction. If you held the shares for more than one year, this gain or loss would be a long-term gain or loss. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

SHAREHOLDER INFORMATION



MAILING OF REGULATORY DOCUMENTS


The Funds' practice is to "household," or consolidate shareholder mailings of regulatory documents such as prospectuses, shareholder reports, and proxies to shareholders at a common address. This means that a single copy of these regulatory documents is sent to the address of record. If at any time you wish to receive multiple copies of the regulatory documents at your address, you may contact the Funds and the Funds will mail separate regulatory documents to each of your individual accounts within 30 days of your call.



PRIVACY POLICY


We collect nonpublic personal information about you from information we receive from you on applications or other forms and information about your transactions and communications with us, our affiliates or others. We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard our nonpublic personal information.

ADDITIONAL INFORMATION



OTHER SECURITIES, INVESTMENT PRACTICES, AND POLICIES


The principal investment strategies and risk factors of each Fund are outlined in the section entitled "Fund Summaries." Below are brief discussions of certain other investment prac tices of the Funds. Each Fund may invest in securities and use investment strategies that are not described in this Prospectus but are described in the Statement of Additional Information.


PORTFOLIO TURNOVER

The Funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. However, historically the Funds' turnover rates have been less than 100%. The "Financial Highlights" section of this Prospectus shows each Fund's historical portfolio turnover rate. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of com missions or mark-ups to broker-dealers that a Fund pays when it buys and sells securities, which may decrease the Fund's yield.

ADDITIONAL INFORMATION



INVESTMENT IN THE SIT MONEY MARKET FUND

Each Fund may invest up to 25% of its total net assets in shares of the money market funds advised by the Adviser, which includes the Sit Money Market Fund, subject to the conditions contained in an exemptive order issued to the Funds by the Securities and Exchange Commis sion. These investments may be made in lieu of direct investments in short-term money market instruments if the Adviser believes that they are in the best interest of the Funds.


TEMPORARY DEFENSIVE INVESTING

For temporary defensive purposes in periods of unusual market conditions, each Fund may invest all of its total assets in cash or short-term debt securities including certificates of deposit, bankers' acceptances and other bank obligations, corporate and direct U.S. oblig ation bonds, notes, bills, commercial paper and repurchase agreements. As a result, a Fund may not achieve its investment objective.



FINANCIAL HIGHLIGHTS


The tables that follow present performance information about the shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Some of this information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned or lost on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.

ADDITIONAL INFORMATION



MID CAP GROWTH FUND

                                                                                  Fiscal Years Ended June 30,

                                                               2001           2000           1999           1998           1997
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:

Beginning of period                                        $  23.57       $  14.54       $  16.49       $  15.43       $  15.58
-------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:

Net investment income (loss)                                   (.08)          (.12)          (.06)          (.07)          (.03)
Net realized and unrealized gains (losses) on investments     (7.05)         10.38            .65           3.15           2.50
-------------------------------------------------------------------------------------------------------------------------------
Total from operations                                         (7.13)         10.26            .59           3.08           2.47
-------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income                                       --             --             --             --             --
From realized gains                                           (4.07)         (1.23)         (2.54)         (2.02)         (2.62)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           (4.07)         (1.23)         (2.54)         (2.02)         (2.62)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE:

End of period                                              $  12.37       $  23.57       $  14.54       $  16.49       $  15.43
-------------------------------------------------------------------------------------------------------------------------------
Total investment return (1)                                  (35.21%)        73.01%          6.94%         22.19%         17.23%
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (000s omitted)                   $360,037       $566,639       $375,343       $404,327       $386,543

RATIOS:

Expenses to average daily net assets                           1.06%(2)       1.00%(2)       1.00%(2)       1.00%(2)       0.92%(2)
Net investment income (loss) to average daily net assets      (0.49%)(2)     (0.58%)(2)     (0.46%)(2)     (0.41%)(2)     (0.20%)(2)
Portfolio turnover rate (excluding short-term securities)     56.21%         62.21%         68.62%         52.62%         38.66%
-------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2) Effective November 1, 1996, total Fund expenses are contractually limited to 1.25% of average daily net assets. However, during the years ended June 30, 2001, 2000, 1999, 1998 and 1997, the investment adviser voluntarily absorbed $904,938, $1,209,620, $865,657, $1,004,074, and $609,840,
     respectively, in expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.25%, 1.25%,1.25%, 1.25% and 1.09% for the years ended June 30, 2001, 2000, 1999, 1998 and 1997, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (0.68%), (0.83%), (0.71%), (0.66%) and (0.37%), respectively.

ADDITIONAL INFORMATION



SMALL CAP GROWTH FUND

                                                                                  Fiscal Years Ended June 30,

                                                                 2001          2000          1999          1998          1997
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:

Beginning of period                                          $  41.35      $  18.28      $  20.35      $  18.89      $  19.27
-----------------------------------------------------------------------------------------------------------------------------

OPERATIONS:

Net investment loss                                              (.13)         (.18)         (.18)         (.17)         (.14)
Net realized and unrealized gains (losses) on investments      (11.65)        23.25          1.20          2.31           .57
-----------------------------------------------------------------------------------------------------------------------------
Total from operations                                          (11.78)        23.07          1.02          2.14           .43
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:

From realized gains                                              (.58)           --         (3.09)         (.68)         (.81)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.58)           --         (3.09)         (.68)         (.81)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE:

End of period                                                $  28.99      $  41.35      $  18.28      $  20.35      $  18.89
-----------------------------------------------------------------------------------------------------------------------------
Total investment return (1)                                    (28.79%)      126.20%         8.77%        11.70%         2.37%
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (000s omitted)                     $227,888      $190,630      $ 50,335      $ 57,472      $ 58,358

RATIOS:

Expenses to average daily net assets                             1.50%         1.50%         1.50%         1.50%         1.50%
Net income (loss) to average daily net assets                   (0.41%)       (0.83%)       (1.08%)       (0.72%)       (0.81%)
Portfolio turnover rate (excluding short-term securities)       39.91%        39.31%        71.84%        79.54%        58.39%
-----------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

FOR MORE INFORMATION

For more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORT

The Funds' Annual and Semi-Annual Reports include a discussion of the market conditions and investment strategies that significantly affected the Funds' performance.



To request a copy of the documents listed above, or to obtain more information about the Funds:

BY TELEPHONE:
(800) 332-5580 or
(612) 334-5888

BY E-MAIL:
info@sitinvest.com

ON THE INTERNET:
Visit our website at
www.sitfunds.com
Visit the SEC website at
www.sec.gov

BY REGULAR MAIL:
Sit Mutual Funds
P.O. Box 5166
Westboro, MA 01581-5166

BY EXPRESS MAIL:
Sit Mutual Funds
4400 Computer Drive
Westboro, MA 01581

TO WIRE MONEY FOR A PURCHASE:
Boston Safe Deposit & Trust, Boston, MA
ABA #011001234
DDA #056146
Sit Mutual Funds
For Further Credit: (shareholder name)
Account Number: (shareholder account #)



THE SAI AND THE FUNDS' REPORTS MAY ALSO BE REVIEWED AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION IN WASHINGTON, D.C. YOU CAN GET COPIES FREE FROM THE SEC'S WEBSITE LISTED ABOVE, OR BY MAIL, FOR A FEE, BY CALLING THE SEC AT 1-800-SEC-0330 OR BY WRITING THE SEC'S PUBLIC REFERENCE SECTION, 450 FIFTH STREET NW, WASHINGTON, D.C. 20549-6009.




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                                SIT MUTUAL FUNDS
                                ----------------

               1940 ACT FILE NOS. 811-03342; 811-03343; 811-06373